TAXES PAYABLE (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
TAXES PAYABLE
VAT payable	¥ 720,872	$ 101,533	¥ 699,601
Income tax payable	536,071	75,504	440,030
Other taxes payable	445,955	62,811	23,375
Total taxes payable	¥ 1,702,898	$ 239,848	¥ 1,163,006